Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Schedule of Detailed Information About Cash And Cash Equivalents

	June 30, 2018	December 31, 2017
	(in thousands)
	£	£
Cash and cash equivalents	81,469	86,703